Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	293,535,725.74	21,183
Yield Supplement Overcollateralization Amount 03/31/21	11,906,135.86	0
Receivables Balance 03/31/21	305,441,861.60	21,183
Principal Payments	17,127,312.49	663
Defaulted Receivables	421,284.26	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	10,905,038.96	0
Pool Balance at 04/30/21	276,988,225.89	20,499

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.09%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,254,431.83	121
Past Due 61-90 days	622,818.21	36
Past Due 91-120 days	149,590.53	13
Past Due 121+ days	0.00	0
Total	3,026,840.57	170

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.05%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	413,434.59
Aggregate Net Losses/(Gains) - April 2021	7,849.67
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.03%
Prior Net Losses Ratio	-0.02%
Second Prior Net Losses Ratio	-0.32%
Third Prior Net Losses Ratio	0.90%
Four Month Average	0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average APR	3.51%
Weighted Average APR, Yield Adjusted	6.38%
Weighted Average Remaining Term	34.07

Flow of Funds	$ Amount
Collections	18,416,825.63
Investment Earnings on Cash Accounts	435.88
Servicing Fee	(254,534.88)
Transfer to Collection Account	-
Available Funds	18,162,726.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	669,754.72
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	6,363,233.41
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	858,885.39

Total Distributions of Available Funds	18,162,726.63

Servicing Fee	254,534.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 04/15/21	283,351,459.30
Principal Paid	16,547,499.85
Note Balance @ 05/17/21	266,803,959.45

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-3
Note Balance @ 04/15/21	163,731,459.30
Principal Paid	16,547,499.85
Note Balance @ 05/17/21	147,183,959.45
Note Factor @ 05/17/21	45.1484538%

Class A-4
Note Balance @ 04/15/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	89,060,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	30,560,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	756,341.39
Total Principal Paid	16,547,499.85
Total Paid	17,303,841.24

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	427,066.22
Principal Paid	16,547,499.85
Total Paid to A-3 Holders	16,974,566.07

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7558727
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.5372468
Total Distribution Amount	17.2931195

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3100191
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.7592020
Total A-3 Distribution Amount	52.0692211

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	384.54
Noteholders' Principal Distributable Amount	615.46

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	2,546,066.61
Investment Earnings	209.27
Investment Earnings Paid	(209.27)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$630,693.87	$894,618.07	$1,106,903.65
Number of Extensions	31	48	58
Ratio of extensions to Beginning of Period Receivables Balance	0.21%	0.28%	0.32%